CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jan. 02, 2022	Jan. 03, 2021
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	44,246,603	33,995,116
Common stock, shares outstanding (in shares)	44,246,603	33,995,116